TAXES - Income (loss) before income taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
TAXES
Income (loss) before income taxes	$ (7,902,904)	$ 1,560,559	$ 3,363,277
China
TAXES
Income (loss) before income taxes	(1,725,034)	2,936,530	3,252,583
Cayman Islands
TAXES
Income (loss) before income taxes	$ (6,177,870)	$ (1,375,971)	$ 110,694